Loans payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Loans Payable	Loans payable is comprised of the following:
	September 30, 2022	December 31, 2021
Loans payable	$73,000	$33,000
Less current portion	(13,000)	(8,000)
Noncurrent portion	$60,000	$25,000